Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.4%)
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	$1,300,000	$1,251,625
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	385,000	394,395
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	1,032,614

			2,678,634
Minnesota (96.2%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,443,219
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	325,255
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	803,059
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,416,884
4.00%, 8/1/36	BB+	300,000	286,737
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	822,478
Burnsville, G.O. Bonds, Ser. A, 2.30%, 12/20/28	AAA	1,060,000	1,000,555
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
4.00%, 1/1/42	AA	340,000	340,991
3.00%, 1/1/37	AA	300,000	282,869
3.00%, 1/1/36	AA	300,000	284,628
3.00%, 1/1/35	AA	375,000	356,753
3.00%, 1/1/34	AA	780,000	743,532
Chisholm Cnty., G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A, zero %, 2/1/34	Aa1	525,000	377,594
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	Ba1	345,000	345,083
Dakota Cnty., Cmnty. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Roers Burnsville Affordable Apt. Owner, LLC), FNMA Coll., 4.20%, 5/1/43	Aaa	1,550,000	1,523,381
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	501,275
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,467,982
Ser. B, 5.00%, 2/1/27	Aa1	370,000	384,642
Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	1,355,000	1,385,167
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	802,328
4.00%, 7/1/36	BB/P	250,000	228,278
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,018,288
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,047,615
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	AA-	225,000	228,151
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	AA-	375,000	383,411
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	AA-	825,000	691,552
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	250,209
4.50%, 8/1/26	BB+	150,000	150,019
Gibbon, G.O. Bonds, ((Indpt. School Dist. No. 2365), Ser. A, 5.00%, 2/1/48	AAA	1,850,000	1,964,473
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	455,028
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	252,144
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	841,750
Hennepin Cnty., G.O. Bonds, Ser. C
5.00%, 12/15/35	AAA	3,000,000	3,280,328
5.00%, 12/1/34	AAA	1,500,000	1,550,570
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	3,000,000	3,203,078
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	545,609
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa2	500,000	510,421
5.00%, 5/1/31	Baa2	500,000	511,419
5.00%, 5/1/30	Baa2	850,000	870,628
4.00%, 5/1/37	Baa2	1,000,000	974,697
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Children's Hlth. Care), 5.00%, 8/15/44	AA-	500,000	543,852
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,094,326
Ser. C, 5.00%, 1/1/37	AA-	825,000	848,970
Ser. C, 5.00%, 1/1/36	AA-	825,000	849,683
Ser. A, 5.00%, 1/1/35	A+	900,000	1,014,722
Ser. A, 4.25%, 1/1/52	A+	2,375,000	2,364,564
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,647,341
3.00%, 12/1/28	AAA	1,650,000	1,651,752
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	101,228
4.00%, 6/1/27	Baa2	100,000	101,504
Minneapolis, Hlth. Care Syst. Mandatory Put Bonds (11/15/28), (Allina Hlth.), Ser. A, 5.00%, 11/15/52	A1	2,000,000	2,123,553
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	250,243
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,326,311
(Allina Hlth.), 4.00%, 11/15/40	A1	4,510,000	4,499,656
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	490,620
Minneapolis, Multi-Fam. Rev. Bonds, (14th and Central, LLLP), FNMA Coll., 2.35%, 2/1/38	AA+	4,581,134	3,733,906
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	488,626
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill, Inc.), FNMA Coll., 1.83%, 5/15/34	VMIG 1	575,000	575,000
MN State COP
5.00%, 11/1/41	AA+	3,000,000	3,330,266
5.00%, 11/1/40	AA+	3,500,000	3,919,128
(Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,009,546
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.25%, 1/1/54	A2	2,500,000	2,663,242
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Catherine U.), 5.125%, 10/1/48	Baa2	750,000	738,668
(U. of St. Thomas), Ser. A, 5.00%, 10/1/49	A2	1,825,000	1,935,946
(Carleton College), 5.00%, 3/1/48	Aa2	2,750,000	2,926,272
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	925,339
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	539,218
(St. Catherine U.), 5.00%, 10/1/43	Baa2	600,000	597,323
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,057,911
(Carleton College), 5.00%, 3/1/39	Aa2	1,010,000	1,119,485
(Carleton College), 5.00%, 3/1/38	Aa2	475,000	531,115
(Carleton College), 5.00%, 3/1/37	Aa2	500,000	562,005
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,005,740
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	764,909
(U. of St. Thomas), Ser. A, 4.125%, 10/1/53	A2	2,325,000	2,178,311
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	951,804
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	4,719,419
(College of St. Benedict), Ser. 8-K, 4.00%, 3/1/43	Baa2	1,000,000	872,860
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa3	1,500,000	1,343,328
(St. John's U.), 4.00%, 10/1/39	A2	425,000	430,706
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa2	580,000	548,474
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	503,835
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa2	920,000	876,948
(College of St. Benedict), 4.00%, 3/1/36	Baa2	410,000	392,196
(St. John's U.), 4.00%, 10/1/35	A2	170,000	173,924
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	404,626
(St. John's U.), 4.00%, 10/1/34	A2	175,000	179,367
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	405,028
(St. John's U.), 4.00%, 10/1/33	A2	475,000	488,415
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	86,079
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	278,712
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	325,327
(St. John's U.), 3.00%, 10/1/38	A2	245,000	218,997
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,808,673
(St. John's U.), 3.00%, 10/1/36	A2	420,000	385,434
MN State Hsg. Fin. Agcy. Rev. Bonds
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll.,, 3.00%, 7/1/52	Aa1	2,350,000	2,310,869
Ser. I, GNMA Coll, FNMA Coll, FHLMC Coll., 2.80%, 12/1/47	Aaa	144,869	120,833
GNMA Coll., FNMA Coll., FHLMC Coll., 2.25%, 12/1/42	Aaa	84,010	70,441
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,058,292
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	Aa3	850,000	852,921
5.00%, 10/1/33	Aa3	250,000	250,859
5.00%, 10/1/29	Aa3	350,000	362,526
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	200,000	199,143
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 1.83%, 1/1/41	VMIG 1	1,500,000	1,500,000
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	1,006,625
Ser. E, 3.50%, 1/1/46	Aa1	30,000	29,923
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,001,745
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa2	500,000	501,291
Mounds View, Multi-Fam. Hsg. Mandatory Put Bonds (3/1/28), (Sibley Court), 3.375%, 3/1/46	Aaa	1,500,000	1,504,033
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	408,034
AGM, 5.00%, 1/1/41	AA	515,000	546,178
AGM, 5.00%, 1/1/39	AA	250,000	267,916
5.00%, 1/1/36	A3	180,000	185,914
5.00%, 1/1/35	A3	170,000	175,714
5.00%, 1/1/34	A3	210,000	217,248
5.00%, 1/1/33	A3	235,000	243,391
5.00%, 1/1/32	A3	215,000	222,890
5.00%, 1/1/31	A3	200,000	207,573
5.00%, 1/1/28	A3	250,000	254,714
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-/P	200,000	184,120
Ramsey Cnty., G.O. Bonds, Ser. A, 3.375%, 2/1/39	Aaa	580,000	557,761
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	587,525
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,958,543
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,521,535
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	515,629
5.00%, 12/1/35	Aa3	730,000	754,832
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,894,756
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	589,948
4.00%, 11/15/48	Aa2	1,500,000	1,454,495
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.70%, 11/15/38	A-1+	2,000,000	2,000,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	479,642
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,820,142
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	670,249
5.00%, 9/1/29	A-	250,000	250,146
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/47	A1	1,815,000	1,869,015
5.00%, 1/1/36	A1	500,000	508,519
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
5.00%, 5/1/54	A2	1,500,000	1,577,022
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,514,125
4.00%, 5/1/49	A2	2,505,000	2,363,435
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,500,000	2,465,689
Ser. A, 5.00%, 12/1/37	BBB-	500,000	500,145
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	250,232
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	465,000	465,177
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	950,000	921,474
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	347,331
(Nova Classical Academy), 2.00%, 9/1/26	BB+	155,000	149,837
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	659,387
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	974,681
4.00%, 11/15/36	Baa1	1,000,000	987,050
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(HealthPartners), Ser. A, 5.00%, 7/1/32	A2	500,000	502,343
(HealthPartners), 5.00%, 7/1/30	A2	1,000,000	1,004,984
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	659,552
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	B+	350,000	313,579
St. Paul, Metro. Council Area G.O. Bonds, (Waste Wtr.), Ser. I, 3.00%, 3/1/27	Aaa	750,000	747,425
St. Paul, Port Auth. Dist. Energy Rev. Bonds
Ser. 1, 5.00%, 10/1/44	A-	1,800,000	1,896,834
Ser. 23-3, 4.75%, 10/1/43	A-	1,000,000	1,021,173
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	640,000	640,391
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	1,410,000	1,453,049
5.00%, 4/1/41	Aa1	2,000,000	2,029,834
5.00%, 9/1/40	Aa1	1,460,000	1,511,194
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/45	A2	1,900,000	2,006,782
5.00%, 12/1/34	A2	455,000	509,527
5.00%, 12/1/33	A2	385,000	429,784
5.00%, 12/1/32	A2	365,000	404,360
5.00%, 12/1/31	A2	395,000	433,987
Warren-Alvarado-Oslo, G.O. Bonds, (Indpt. School Dist. No. 2176), Ser. A
3.625%, 2/1/40	Aa1	1,120,000	1,112,726
3.50%, 2/1/39	Aa1	1,300,000	1,287,057
3.25%, 2/1/36	Aa1	625,000	618,855
Western MN Muni. Pwr. Agcy. Rev. Bonds
(Red Rock Hydroelectric), Ser. A, 5.00%, 1/1/49	Aa2	3,500,000	3,588,474
Ser. A, 5.00%, 1/1/32	Aa2	500,000	508,643
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,124,136
Wright Cnty., COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	954,123
Wright Cnty., G.O. Bonds
Ser. A, 3.45%, 12/1/37	AA+	1,680,000	1,655,761
(Cap. Impt. Plan), Ser. A, 3.30%, 12/1/35	AA+	2,050,000	2,014,152

			183,476,753
New Jersey (0.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	A-	260,000	260,185

			260,185
Ohio (0.1%)
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	252,954

			252,954
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB-/P	500,000	497,396

			497,396
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,000,000	1,135,046

			1,135,046

Total municipal bonds and notes (cost $190,167,284)			$188,300,968

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	674,556	$674,556

Total short-term investments (cost $674,556)		$674,556
TOTAL INVESTMENTS

Total investments (cost $190,841,840)		$188,975,524

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Minnesota Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $190,751,420.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$586,746	$21,258,868	$21,171,058	$54,981	$674,556

	Total Short-term investments	$586,746	$21,258,868	$21,171,058	$54,981	$674,556
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 1.86%, 4.39%, 4.32% and 4.26%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.9%
	Health care	21.3
	Local debt	21.2
	Utilities	10.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$188,300,968	$—
Short-term investments	—	674,556	—

Totals by level	$—	$188,975,524	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com